[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921

THE TURKISH INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Turkish Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (96.0%)
Automobiles (2.3%)
Tofus Turk Otomobil Fabrikasa A.S.	694,784	$2,633
Beverages (11.4%)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	692,283	7,122
Coca-Cola Icecek A.S.	682,534	5,677
		12,799
Commercial Banks (37.4%)
Turkiye Garanti Bankasi A.S.	5,164,265	21,719
Turkiye Halk Bankasi A.S.	1,005,321	6,869
Turkiye Is Bankasi, Class C	668,211	2,945
Turkiye Vakiflar Bankasi T.A.O., Class D (a)	2,131,128	5,566
Yapi ve Kredi Bankasi A.S. (a)	2,064,400	4,984
		42,083
Construction Materials (3.7%)
Akcansa Cimento A.S.	833,588	4,108

Diversified Financial Services (4.0%)
Haci Omer Sabanci Holding A.S.	1,057,570	4,515

Diversified Telecommunication Services (4.9%)
Turk Telekomunikasyon A.S.	1,601,265	5,508

Food & Staples Retailing (5.1%)
BIM Birlesik Magazalar A.S.	125,801	5,697

Household Durables (4.2%)
Arcelik A.S. (a)	743,483	2,953
Turk Sise ve Cam Fabrikalari A.S. (a)	1,412,246	1,829
		4,782
Independent Power Producers & Energy Traders (4.5%)
Akenerji Elektrik Uretim A.S.	415,057	5,042

Oil, Gas & Consumable Fuels (7.9%)
Tupras Turkiye Petrol Rafine	434,279	8,928

Real Estate (2.2%)
Sinpas Gayrimenkul Yatirim Ortakligi A.S. REIT	1,490,148	2,437

Transportation Infrastructure (4.1%)
TAV Havalimanlari Holding A.S. (a)	1,124,894	4,592

Wireless Telecommunication Services (4.3%)
Turkcell Iletisim Hizmet A.S.	627,176	4,579
Turkcell Iletisim Hizmet A.S. ADR	17,000	309
		4,888
TOTAL COMMON STOCKS
(Cost $67,178)		108,012

SHORT-TERM INVESTMENT (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b)
(Cost $4,149)	4,148,988	4,149
TOTAL INVESTMENTS (99.7%) (Cost $71,327) +(c)		112,161
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		361
NET ASSETS (100%)		$112,522

(a)          Non-income producing security.

(b)         The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended January 31, 2010, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $1,000. For the period ended January 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $14,535,000 and $11,013,000, respectively.

(c)          The approximate market value and percentage of total investments, $107,703,000 and 96.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

+                 At January 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $71,327,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $40,834,000 of which $41,109,000 related to appreciated securities and $275,000 related to depreciated securities.

ADR —	American Depositary Receipt
REIT—	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
TRY	791	$528	2/1/10	USD	528	$528	$—	@
USD	36	36	2/2/10	TRY	55	36	—	@
		$564				$564	$—	@

TRY  —  Turkish Lira

USD  —  United States Dollar

@    Value is less than $500.

The Turkish Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investment Type	(000)	(000)		(000)	(000)
Assets:
Common Stocks
Automobiles	$—	$2,633		$—	$2,633
Beverages	—	12,799		—	12,799
Commercial Banks	—	42,083		—	42,083
Construction Materials	—	4,108		—	4,108
Diversified Financial Services	—	4,515		—	4,515
Diversified Telecommunication Services	—	5,508		—	5,508
Food & Staples Retailing	—	5,697		—	5,697
Household Durables	—	4,782		—	4,782
Independent Power Producers & Energy Traders	—	5,042		—	5,042
Oil, Gas & Consumable Fuels	—	8,928		—	8,928
Real Estate	—	2,437		—	2,437
Transportation Infrastructure	—	4,592		—	4,592
Wireless Telecommunication Services	309	4,579		—	4,888
Total Common Stocks	309	107,703		—	108,012
Short-Term Investments
Investment Company	4,149	—		—	4,149
Total Assets	4,458	107,703		—	112,161

Liabilities:
Foreign Currency Exchange Contracts	—	—	@	—	—	@
Total Liabilities	—	—		—	—
Total	$4,458	$107,703		$—	$112,161

The Turkish Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

Notes to Portfolio of Investments

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Turkish Investment Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 23, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	March 23, 2010